Segment Information	12 Months Ended
Dec. 31, 2018
Segment Information
Segment Information
3	Segment Information

Revenue from contracts with customers

Geographical analysis of revenue by destination of customer

	2018	2017	2016
	£’000	£’000	£’000
Revenue from continuing operations:
United Kingdom	149	79	491
Rest of Europe	-	70	35
United States	-	-	250
	149	149	776

Revenue from discontinued operations:
United States	3,882	6,609	5,600

In 2018, all revenue from continuing operations came from a single customer (2017: 3 customers; 2016: 4 customers). Within revenue from discontinued operations for 2018, reported in the consolidated statement of comprehensive income under loss from discontinued operations, four customers each accounted for at least 10% of revenue from discontinued operations (2017: three customers, 2016: three customers):

	2018	2017	2016
Customer A	26%	23%	25%
Customer B	25%	7%	-
Customer C	13%	15%	19%
Customer D	12%	20%	12%

Following the disposal of the US commercial business, the Group contains one reportable operating segment, Pipeline Research and Development (“Pipeline R&D”). This segment seeks to develop products using the Group’s nanomedicine and sustained release technology platforms.

The accounting policies of the reportable segments are consistent with the Group’s accounting policies described in note 1. Segment results represent the result of each segment without the allocation of head office expenses, interest expense, interest income and tax.

No measures of segment assets and segment liabilities are reported to the Group’s Board of Directors in order to assess performance and allocate resources. There is no intersegment activity and all revenue is generated from external customers.

Both the UK and Spanish entities meet the aggregation criteria and have therefore been presented as a single reportable segment under Pipeline R&D. The research and development activities involve the discovery and development of pharmaceutical products in the field of nanomedicine and sustained release technology. The US operating company is engaged in the sale and marketing of cancer supportive care products and was reported historically under the Commercial segment.

Segmented results for the year ended 31 December 2018

	Pipeline R&D	Commercial (discontinued)	Consolidated (including discontinued operations)
	£’000	£’000	£’000

Revenue	149	3,882	4,031
Grant revenue	1,789	-	1,789
Total revenue	1,938	3,882	5,820

Cost of sales	-	(1,286)	(1,286)
Research and development costs	(8,555)	(283)	(8,838)
Distribution costs, sales and marketing	-	(4,357)	(4,357)
Administrative costs	(4,087)	(872)	(4,959)
Loss on disposal of discontinued operations	-	(1,407)	(1,407)
Depreciation	(1,011)	(5)	(1,016)
Amortisation	(100)	(334)	(434)
Loss from operations	(11,815)	(4,662)	(16,477)

Finance income	2	-	2
Finance expense	(587)	-	(587)
Loss before tax	(12,400)	(4,662)	(17,062)

Taxation	2,032	-	2,032
Loss for the year	(10,368)	(4,662)	(15,030)
Loss from continuing operations			(10,368)
Loss from discontinued operations			(4,662)

Segmented results for the year ended 31 December 2017

	Pipeline R&D	Commercial (discontinued)	Consolidated (including discontinued operations)
	£’000	£’000	£’000

Revenue	149	6,609	6,758
Grant revenue	840	-	840
Total revenue	989	6,609	7,598

Cost of sales	-	(926)	(926)
Research and development costs (reclassified)	(7,355)	(356)	(7,711)
Distribution costs, sales and marketing (reclassified)	(170)	(7,477)	(7,647)
Administrative costs (reclassified)	(4,266)	(566)	(4,832)
Depreciation	(974)	(9)	(983)
Amortisation (reclassified)	-	(1,577)	(1,577)
Impairment of intangible assets	(1,500)	-	(1,500)
Loss from operations	(13,276)	(4,302)	(17,578)

Finance income	415	-	415
Finance expense	(109)	(57)	(166)
Loss before tax	(12,970)	(4,359)	(17,329)

Taxation	1,265	-	1,265
Loss for the year	(11,705)	(4,359)	(16,064)
Loss from continuing operations			(11,705)
Loss from discontinued operations			(4,359)

Segmented results for the year ended 31 December 2016

	Pipeline R&D	Commercial (discontinued)	Consolidated (including discontinued operations)
	£’000	£’000	£’000

Revenue	776	5,600	6,376
Grant revenue	547	-	547
Total revenue	1,323	5,600	6,923

Cost of sales	-	(667)	(667)
Research and development costs (reclassified)	(6,968)	(66)	(7,034)
Distribution costs, sales and marketing (reclassified)	-	(8,734)	(8,734)
Administrative costs (reclassified)	(3,245)	(2,061)	(5,306)
Depreciation	(762)	(10)	(772)
Amortisation (reclassified)	-	(3,583)	(3,583)
Impairment of intangible assets	-	(11,413)	(11,413)
Loss from operations	(9,652)	(20,934)	(30,586)

Finance income	1,337	-	1,337
Finance expense	(73)	-	(73)
Loss before tax	(8,388)	(20,934)	(29,322)

Taxation	2,227	6,933	9,160
Loss for the year	(6,161)	(14,001)	(20,162)
Loss from continuing operations			(6,161)
Loss from discontinued operations			(14,001)

During 2018, management undertook a further review of the classification of certain expenses between R&D pipeline and commercial segments in 2017 and 2016. This reclassification only impacted the segmental analysis and there was no impact on the consolidated statement of comprehensive income. Further detail is provided in note 1.

Non-current assets by location of assets

	2018	2017	2016
	£’000	£’000	£’000
Spain	1,860	2,154	2,125
United Kingdom	12,966	15,331	16,489
United States	-	13,156	15,772
	14,826	30,641	34,386

All material additions to non-current assets in 2018, 2017 and 2016 were in the Pipeline R&D segment.